Document and Entity Information Document	Feb. 10, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Feb. 10, 2021
Entity Registrant Name	GoDaddy Inc.
Entity Central Index Key	0001609711
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36904
Entity Tax Identification Number	46-5769934
Entity Address, Address Line One	14455 N. Hayden Road
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85260
City Area Code	480
Local Phone Number	505-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	GDDY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by GoDaddy Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on February 11, 2021 (the “Original Report”) and is being filed in order to amend and supplement the Company’s disclosure under Item 5.02 of the Original Report. The Original Report otherwise remains unchanged.